Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Share premium	Treasury Shares	Merger reserve	Translation reserve	Other reserve	Retained earnings/ (accumulated deficit)	Total parent equity	Non-controlling interests
Beginning balance number of shares outstanding (in shares) at Dec. 31, 2019		285,370,619
Equity at beginning of period at Dec. 31, 2019	$ 650,398	$ 5,408	$ 287,962		$ 138,506	$ 0	$ (18,282)	$ 254,444	$ 668,037	$ (17,639)
Net income/(loss)	4,568							5,985	5,985	(1,417)
Other comprehensive income/(loss), net	469					469			469
Total comprehensive income/(loss) for the year	5,037					469		5,985	6,454	(1,417)
Exercise of share-based awards (in shares)		514,406
Exercise of share-based awards	1,036	$ 9	1,016						1,025	11
Revaluation of deferred tax assets related to share-based awards	(684)						(684)		(684)
Equity settled share-based awards	10,627						7,805		7,805	2,822
Settlement of restricted stock units	(12,888)						(12,888)		(12,888)
Partial settlement of share based liability awards and settlement of equity based RSUs	0
Other	13						0	0	0	13
Ending balance number of shares outstanding (in shares) at Dec. 31, 2020		285,885,025
Equity at end of period at Dec. 31, 2020	653,539	$ 5,417	288,978		138,506	469	(24,050)	260,429	669,748	(16,209)
Net income/(loss)	(62,709)							(60,558)	(60,558)	(2,151)
Other comprehensive income/(loss), net	0
Total comprehensive income/(loss) for the year	(62,709)					0		(60,558)	(60,558)	(2,151)
Exercise of share-based awards (in shares)		1,911,560
Exercise of share-based awards	352	$ 27	326						352	0
Revaluation of deferred tax assets related to share-based awards	615						615		615
Equity settled share-based awards	13,361						7,109		7,109	6,252
Settlement of restricted stock units	(10,749)						(10,749)		(10,749)
Reclassification of equity settled awards to liability awards	(6,773)						(6,773)		(6,773)
Vesting of share-based awards and net share exercise	(2,582)						(2,582)		(2,582)
Acquisition of subsidiary non-controlling interest	(968)						(9,636)		(9,636)	8,668
Partial settlement of share based liability awards and settlement of equity based RSUs	0
NCI exercise of share options in subsidiaries	66						5,988		5,988	(5,922)
Other	(6)									(6)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2021		287,796,585
Equity at end of period at Dec. 31, 2021	584,147	$ 5,444	289,303		138,506	469	(40,077)	199,871	593,515	(9,368)
Net income/(loss)	(37,065)							(50,354)	(50,354)	13,290
Other comprehensive income/(loss), net	(379)					(379)			(379)
Total comprehensive income/(loss) for the year	(37,444)					(379)		(50,354)	(50,733)	13,290
Deconsolidation of subsidiary	11,904									11,904
Exercise of share-based awards (in shares)		577,022
Exercise of share-based awards	332	$ 11	321						332
Revaluation of deferred tax assets related to share-based awards	45						45		45
Purchase of Treasury stock (in shares)				(10,595,347)
Purchase of Treasury stock	(26,492)			$ (26,492)					(26,492)
Equity settled share-based awards	13,567						8,856		8,856	4,711
Partial settlement of share based liability awards and settlement of equity based RSUs (in shares)		788,046
Partial settlement of share based liability awards and settlement of equity based RSUs	1,528						1,528		1,528
NCI exercise of share options in subsidiaries	7						15,171		15,171	(15,164)
Other	(4)									(4)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2022		289,161,653		(10,595,347)
Equity at end of period at Dec. 31, 2022	$ 547,589	$ 5,455	$ 289,624	$ (26,492)	$ 138,506	$ 89	$ (14,478)	$ 149,516	$ 542,220	$ 5,369